Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Income tax provision	$ 0	$ 222	$ 31